COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019
Accounting Policies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Operating lease

The Company leases office premises and a display store under non-cancelable operating lease agreements with an option to renew the lease. On February 21, 2020, the display store lease for a monthly rent of $1,766 was updated with a lower monthly rent of $768 per month from 02/23/2020 to 02/22/2021and $968 from 02/23/2021 to 02/22/2022. The rent expense for the nine months ended May 31, 2020 and 2019 was $61,440 and $12,570, respectively. All leases are on a fixed payment basis. None of the leases include contingent rentals. The Company had lease commitment of $168,205 as of May 31, 2020, of which $45,069 was within one year.

Future lease commitments

FY 2020	$45,069
FY 2021	$77,184
FY 2022	$45,952
Total	$168,205

Operating lease

The Company leases office premises and a display store under non-cancelable operating lease agreements with an option to renew the lease. The rental expense for the year ended August 31, 2019 and 2018 was $34,381 and $19,456 respectively. All leases are on a fixed payment basis. None of the leases include contingent rentals. The Company had lease commitment of $229,120 as of August 31, 2019, of which $87,245 was within one year.

Future lease commitments

FY 2020	$87,245
FY 2021	$87,245
FY 2022	$54,630
Total	$229,120